As filed with the Securities and Exchange Commission on August 7, 2000 Registration No. 33-21754

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                      POST-EFFECTIVE AMENDMENT NO. 17 TO
                                   FORM S-6

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY*
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                       Newport Beach, California  92660
              (Address of Depositor's Principal Executive Office)

                                (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                       Newport Beach, California  92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401

It is proposed that this filing will become effective on August 7, 2000 pursuant to paragraph (b) of Rule 485.

Title of securities being registered: interests in the Separate Account under flexible premium variable life insurance policies.

Filing fee: None

Pacific Select Exec    Separate Account of Pacific
Life Insurance Company

CROSS-REFERENCE SHEET

Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933

(Form N-8B-2 Items required by Instruction as to the Prospectus in Form S-6)


Form N-8B-2                                                  Form S-6
Item Number                                            Heading in Prospectus
1.  (a)  Name of trust...............................  Prospectus front cover

    (b)  Title of securities issued..................  Prospectus front cover

2.  Name and address of each depositor...............  Prospectus front cover; Back Cover

3.  Name and address of trustee......................  N/A

4.  Name and address of each principal underwriter...  About Pacific Life

5.  State of organization of trust...................  Pacific Select Exec Separate
                                                       Account

6.  Execution and termination of trust agreement.....  Pacific Select Exec Separate
                                                       Account

7.  Changes of name..................................  N/A

8.  Fiscal year......................................  N/A

9.  Material Litigation..............................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities.............  Pacific Select Exec basics; The death benefit

    (b)  Cumulative or distributive



securities................................   Pacific Select Exec basics; The death benefit

    (c)  Withdrawal or redemption.........   Withdrawals, surrenders and loans

    (d)  Conversion, transfer, etc........   Withdrawals, surrenders and loans

    (e)  Periodic payment plan............   N/A

    (f)  Voting rights....................   Voting Rights

    (g)  Notice to security holders.......   Reports we'll send you

    (h)  Consents required................   Voting Rights

    (i)  Other provisions.................   N/A

11. Type of securities comprising
    units.................................   Pacific Select Exec basics

12. Certain information regarding
    periodic payment plan certificates....   N/A

13. (a) Load, fees, expenses, etc.........   Deductions from your premiums; Surrendering your policy

(b) Certain information regarding
    periodic payment plan certificates....   N/A

(c) Certain percentages...................   Deductions from your premiums; Surrendering your policy

(d) Difference in price...................   N/A

(e) Certain other fees, etc...............   Deductions from your premiums; Surrendering your policy

(f) Certain other profits or
    benefits..............................   The death benefit; Your policy's accumulated value

(g) Ratio of annual charges to
    income................................   N/A

14. Issuance of trust's securities........   Pacific Select Exec basics


15. Receipt and handling of payments
    From purchasers.....................    How premiums work

16. Acquisition and disposition of          Your policy's accumulated
    underlying securities...............    value: Your investment
                                            options

17. Withdrawal or redemption............    Withdrawals, surrenders
                                            and loans

18. (a) Receipt, custody and disposition
        of income.......................    Your policy's accumulated
                                            value

    (b) Reinvestment of distributions...    N/A

    (c) Reserves or special funds.......    N/A

    (d) Schedule of distributions.......    N/A

19. Records, accounts and reports.......    Statements and
                                            Reports

20. Certain miscellaneous provisions
    of trust agreement:

    (a) Amendment.......................    N/A

    (b) Termination.....................    N/A

    (c) and (d) Trustees, removal and
        successor.......................    N/A

    (e) and (f) Depositors, removal
        and successor...................    N/A

21. Loans to security holders...........    Withdrawals,
                                            surrenders and loans

22. Limitations on liability............    N/A

23. Bonding arrangements................    N/A

24. Other material provisions of
    trust agreement.....................    N/A


III. Organizations, Personnel and Affiliated Persons of Depositor

25.  Organization of depositor......................................................   About Pacific Life

26.  Fees received by depositor.....................................................   See Items 13(a) and 13(e)

27.  Business of depositor..........................................................   About Pacific Life

28.  Certain information as to officials and affiliated persons of depositor........   About Pacific Life

29.  Voting securities of depositor.................................................   N/A

30.  Persons controlling depositor..................................................   N/A

31.  Payments by depositor for certain services rendered to trust...................   N/A

32.  Payments by depositor for certain other services rendered to trust.............   N/A

33.  Remuneration of employees of depositor for certain services rendered to trust..   N/A

34.  Remuneration of other persons for certain services rendered to trust...........   N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states...................................   N/A

36.  Suspension of sales of trust's securities......................................   N/A

37.  Revocation of authority to distribute..........................................   N/A

38.  (a)  Method of distribution..........................................  How policies are distributed

     (b)  Underwriting agreements.........................................  How policies are distributed

     (c)  Selling agreements..............................................  How policies are distributed

39.  (a)  Organization of principal underwriters..........................  How policies are distributed

     (b)  N.A.S.D. membership of principal underwriters...................  How policies are distributed

40.  Certain fees received by principal underwriters......................  How policies are distributed

41.  (a)  Business of each principal underwriter..........................  How policies are distributed

     (b)  Branch offices of each principal underwriter....................  N/A

     (c)  Salesmen of each principal underwriter..........................  N/A

42.  Ownership of trust's securities by certain persons...................  N/A

43.  Certain brokerage commissions received by principal underwriters.....  N/A

44.  (a)  Method of valuation.............................................  Your policy's accumulated value

     (b)  Schedule as to offering price...................................  How premiums work

     (c)  Variation in offering price to certain persons..................  Monthly deductions

45.  Suspension of redemption rights......................................  Timing of payments, forms, and requests


46.  (a)  Redemption valuation...................................................    Withdrawals, surrenders and loans

     (b)  Schedule as to redemption price........................................    Withdrawals, surrenders and loans

47.  Maintenance of position in underlying securities............................    Your investment options

V.   Information Concerning the Trustee or Custodian

48.  Organization and regulation of trustee......................................    N/A

49.  Fees and expenses of trustees...............................................    N/A

50.  Trustee's lien..............................................................    N/A

VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of trust's securities..................................    The death benefit

VII. Policy of Registrant

52.  (a)  Provisions of trust agreement with respect to selection
          or elimination of under lying securities...............................    How our accounts work

     (b)  Transactions involving elimination of underlying securities............    How our accounts work

     (c)  Policy regarding substitution or elimination of underlying securities..    How our accounts work

     (d)  Fundamental policy not otherwise covered...............................    N/A

53.  Tax status of trust.........................................................    Variable life insurance and your taxes

VIII. Financial and Statistical Information

54.  Trust's securities during last ten years..........  N/A

55.  N/A

56.  Certain information regarding periodic payment
     plan certificates.................................  N/A

57.  N/A

58.  N/A

59.  Financial statements (Instruction 1(c) of
     "Instructions as to the Prospectus" of Form S-6)..  Financial Statements


                                  PROSPECTUS

(Included in Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form S-6, Accession No. 0001017062-00-000981, as filed on April 26, 2000, and incorporated by reference herein; and Form Type 497, Accession No. 0001017062-00-001162 as filed on May 12, 2000, and incorporated by reference herein.)

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+A registration statement for Pacific Select Fund relating to shares of the + +Focused 30 and Strategic Value Portfolios has been filed with the Securities + +and Exchange Commission, but has not yet become effective. The information in +
+the prospectus is not complete and may be changed. Interests in the new       +
+investment options and shares of the Focused 30 and Strategic Value           +
+Portfolios may not be sold until the Fund's registration statement is         +
+effective. This supplement and preliminary prospectus are not an offer to + +sell interests in the investment options or shares of the Focused 30 and + +Strategic Value Portfolios and do not solicit an offer to buy interests or +
+shares in any state where the offer or sale is not permitted.                 +
+                                                                              +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

     Supplement to Prospectuses Dated May 1, 2000 for Pacific Select Exec, Pacific Select Exec II, Pacific Select Choice, Pacific Select Estate Maximizer,
    variable life insurance policies (individually, the "policy") issued by
                         Pacific Life Insurance Company

                       Date of Supplement: August 7, 2000

                       This supplement changes the prospectuses to reflect the following :

                      ---------------------------------------------------------
Two new variable       The new investment options will invest in two new
investment options     portfolios of the Pacific Select Fund called the
will be available      Focused 30 and Strategic Value Portfolios. Below is
October 2, 2000        information summarizing the new portfolios.

 . Focused 30           Pacific Life Insurance Company, the adviser, and the
 . Strategic Value      fund have retained Janus Capital Corporation as
                       portfolio manager.

                       ---------------------------------------------------------------------
                                         The Portfolio's Investment      The Portfolio's
                       Portfolio                    Goal                 Main investments
                       ---------------------------------------------------------------------
                       Focused 30       Long-term growth of capital. Common stocks selected
                                                                     for their growth
                                                                     potential.
                       Strategic Value  Long-term growth of capital. Common stocks with the potential for long-term
                                                                     growth of capital.
                       ---------------------------------------------------------------------

                       This chart is only a summary. For more complete information on the portfolios, including a discussion of each portfolio's investment techniques and the risks associated with its investments, see the accompanying fund preliminary prospectus. You should read the prospectus carefully.

                      ---------------------------------------------------------
An overview of the     The following is added to the chart under Fees and
policy is amended      expenses paid by the Pacific Select Fund:

                       ------------------------------------------------------------
                       Portfolio        Advisory fee Other expenses* Total expenses
                       ------------------------------------------------------------
                                        As an annual % of average daily net assets
                       Focused 30          0.95%          0.08%          1.03%
                       Strategic Value     0.95%          0.08%          1.03%
                       ------------------------------------------------------------

                       * Other expenses are estimated. There were no actual advisory fees or expenses for these portfolios in 1999 because the portfolios will start on October 2, 2000. See page 7 of the preliminary prospectus for information about expense caps through December 31, 2001 for these portfolios.

                      ---------------------------------------------------------
Allocating your        This information is added to the discussion in the
premiums is            prospectus on Allocating your premiums.
amended
                       You may instruct us to allocate all or part of your net premiums to the Focused 30 and Strategic Value investment options on or after October 2, 2000. You may not instruct us to allocate your net premiums to these investment options prior to October 2, 2000, when the options first become available. Your net premium or policy's accumulated value may be invested in up to 20 investment options at any one time.

                      ---------------------------------------------------------
Transferring among     This information is added to the discussion in the
investment options     prospectus on Transferring among investment options.
is amended
                       You may instruct us to transfer accumulated value to a variable investment option and specify a future date on which the accumulated value is to be transferred. This instruction may cover any variable investment option currently available under your contract and the Focused
                       30 and Strategic Value investment options, subject to the limitation on investment options described above.
                       For the Focused 30 and Strategic Value investment options, you may not specify a date prior to October 2, 2000, when the options first become available. If you specify October 2, 2000 for the Focused 30 and
                       Strategic Value investment options, and we receive the instructions prior to that date, the requested amount will be transferred effective as of the close of business on October 2, 2000, or, if we hold your net premiums in the Money Market investment option, your free-look transfer date, whichever is later. You may revoke your transfer instructions at any time before we transfer accumulated value by providing us with a revocation in proper form, which we must receive no later than 4:00 p.m. Eastern time on the last business day before the date you have specified for a transfer.
                       While highly remote, there is a possibility that the Focused 30 and Strategic Value investment options will not become effective on October 2, 2000, in which case we would not effect the transfer to these options, and your accumulated value would remain in the investment option from which you requested it be transferred until the day the Focused 30 and Strategic Value Portfolios become effective, if ever, or your free-look transfer date, unless you instruct us otherwise.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART II. ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

Contents of Registration Statement

This Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet.
The cross-reference sheet.

The Prospectus consisting of 105 pages.

Supplement dated May 1, 2000 to Prospectus dated May 1, 2000 consisting of 3 pages.

Supplement dated June 14, 2000 to Prospectus dated May 1, 2000 consisting of 1 page.

Supplement dated August 7, 2000 to Prospectus dated May 1, 2000 consisting of 2 pages.
The undertaking to file reports.
Representation pursuant to Section 26(e) of the Investment Company Act of 1940 The Signatures.
Written consent of the following person (included in the exhibits shown below):

Deloitte & Touche LLP, Independent Auditors

Dechert Price & Rhoads, Outside Counsel

The following exhibits:

1.   (1)  (a)  Resolution of the Board of Directors of the Depositor dated
               November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993./1/

          (b) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./3/

     (2)  Inapplicable

     (3) (a) Distribution Agreement Between Pacific Mutual Life Insurance Company and Pacific Equities Network/1/

          (b) Form of Selling Agreement Between Pacific Equities Network and Various Broker-Dealers/1/

     (4)  Inapplicable

     (5) (a) Flexible Premium Variable Life Insurance Policy and various riders/1/

          (b)  Endorsement Amending Suicide Exclusion Provision/1/

          (c)  Added Protection Benefit Rider/1/

          (d)  Accelerated Living Benefit Rider/1/

     (6)  (a)  Bylaws of Pacific Life Insurance Company/3/

          (b)  Articles of Incorporation of Pacific Life Insurance
               Company/3/

     (7)    Inapplicable

     (8)    Inapplicable

     (9)(a) Participation Agreement between Pacific Mutual Life Insurance Company and Pacific Select Fund/5/

        (b) M Fund Inc. Participation Agreement with Pacific Mutual Life Insurance Company/5/

     (10) Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire/1/

2. Form of Opinion and consent of legal officer of Pacific Mutual as to legality of Policies being registered/1/ (Incorporated by reference to Exhibit No. 3 filed in Registrant's Post Effective Amendment No. 11 to the Registration Statement on Form S-6 filed via EDGAR on March 25, 1996, File No. 33-21754, Accession Number 000089430-96-000968.)

3.  Inapplicable

4.  Inapplicable

5.  Inapplicable

6.  (a) Consent of Deloitte & Touche LLP/6/

    (b) Consent of Dechert Price & Rhoads/1/

7.  (a) Opinion of Actuary/6/

    (b) Form of Illustration of Policy Benefits/6/

8.  Memorandum Describing Issuance, Transfer and Redemption Procedures/1/

9.  Power of Attorney/5/

10. Inapplicable

11. Inapplicable

12. Inapplicable

13. Inapplicable

14. Inapplicable

15. Inapplicable

16. Inapplicable

17. Inapplicable

/1/ Filed as part of Post-Effective Amendment No. 11 to the Registration
    Statement on Form S-6 filed via EDGAR on March 25, 1996, File No. 33-21754 Accession Number 000089430-96-000968.

/2/ Filed as part of Post-Effective Amendment No. 12 to the Registration
    Statement on Form S-6 filed via EDGAR on April 24, 1997, File No. 33-21754, Accession Number 0001017062-97-000726.

/3/ Filed as part of Post-Effective Amendment No. 13 to the Registration
    Statement on Form S-6 filed via EDGAR on April 24, 1998, File No. 33-21754, Accession Number 0001017062-98-000893.

/4/ Filed as part of Post-Effective Amendment No. 14 to the Registration
    Statement on Form S-6 filed via Edgar on April 23, 1999, File No. 33-21754, Accession Number 0001017062-99-000707.

/5/ Filed as part of Post-Effective Amendment No. 15 to the Registration
    Statement on Form S-6 filed via EDGAR on March 1, 2000, File No. 33-21754, Accession Number 0001017062-00-000593.

/6/ Filed as part of Post-Effective Amendment No. 16 to the Registration
    Statement on Form S-6 filed via EDGAR on April 26, 2000, File No. 33-21754, Accession Number 0001017062-00-000981.

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

     Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy ("Policy") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed in connection with the Policy.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness and has caused this Post-Effective Amendment No. 17 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 7th day of August, 2000.

                                PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                           (Registrant)

                                BY:  PACIFIC LIFE INSURANCE COMPANY
                                            (Depositor)

                                BY:  _______________________________
                                     Thomas C. Sutton*
                                     Chief Executive Officer


*BY:  /s/DAVID R. CARMICHAEL
      David R. Carmichael
      as attorney-in-fact

(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 15 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 33-21754, Accession No. 0001017062-00-000593, and incorporated by reference herein.)

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 17 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 7th day of August, 2000.


                                BY:  PACIFIC LIFE INSURANCE COMPANY
                                             (Registrant)

                                BY:  _______________________________
                                     Thomas C. Sutton*
                                     Chief Executive Officer


*BY:  /s/DAVID R. CARMICHAEL
      David R. Carmichael
      as attorney-in-fact

(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 15 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 33-21754, Accession No. 0001017062-00-000593, and incorporated by reference herein.)

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                     Title                                  Date

____________________          Director, Chairman of the Board        _______, 2000
Thomas C. Sutton*             and Chief Executive Officer

____________________          Director and President                 _______, 2000
Glenn S. Schafer*

____________________          Director, Senior Vice President and    _______, 2000
Khanh T. Tran*                Chief Financial Officer

____________________          Director, Senior Vice President and    _______, 2000
David R. Carmichael*          General Counsel

____________________          Director, Vice President and           _______, 2000
Audrey L. Milfs*              Corporate Secretary

____________________          Vice President and Controller          _______, 2000
Edward R. Byrd*

____________________          Vice President and Treasurer           _______, 2000
Brian D. Klemens*

____________________          Executive Vice President               _______, 2000
Lynn C. Miller

*BY: /s/ DAVID R. CARMICHAEL                                         August 7, 2000
     David R. Carmichael
     as attorney-in-fact

(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 15 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 33-21754, Accession No. 0001017062-00-000593, and incorporated by reference herein.)